SCHEDULE OF OPERATING LEASE MATURITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Lease
Year 1	$ 1,075	¥ 7,849	$ 1,585	¥ 11,255
Year 2	578	4,219	327	2,320
Year 3	181	1,321
Total future lease payments	1,834	13,389	1,912	13,575
Less: Imputed interest	385	2,815	156	1,111
Total lease liability balance	$ 1,449	¥ 10,574	$ 1,756	¥ 12,464